Derivative Liabilities (Details 1) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability	$ 4,194,634	$ 175,853
Embedded Redemption Feature of Promissory Notes [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability	4,164,108
Warrants [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability	30,526	175,853
Level 1 [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability
Level 1 [Member] | Embedded Redemption Feature of Promissory Notes [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability
Level 1 [Member] | Warrants [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability
Level 2 [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability
Level 2 [Member] | Embedded Redemption Feature of Promissory Notes [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability
Level 2 [Member] | Warrants [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability
Level 3 [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability	4,194,634
Level 3 [Member] | Embedded Redemption Feature of Promissory Notes [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability	4,164,108
Level 3 [Member] | Warrants [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liability	$ 30,526	$ 175,853